Earnings Per Share (Tables)	12 Months Ended
Nov. 30, 2013
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Basic and Diluted Earnings Per Share Computation
Our basic and diluted earnings per share were computed as follows (in millions, except per share data):

	Years Ended November 30,
	2013	2012	2011
Net income for basic and diluted earnings per share	$1,078	$1,298	$1,912
Weighted-average common and ordinary shares outstanding	775	778	787
Dilutive effect of equity plans	2	1	2
Diluted weighted-average shares outstanding	777	779	789
Basic earnings per share	$1.39	$1.67	$2.43
Diluted earnings per share	$1.39	$1.67	$2.42
Anti-dilutive equity awards excluded from diluted earnings per share computations	4	8	9